Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 1,967,610	$ (131,735)	$ 3,143,537
Adjustments for:
Depreciation and amortization	2,189,547	2,149,066	1,907,921
Expected credit losses	12,856	9,906	9,230
Share of profit of equity-accounted investees	(2,945)	(9,537)	(11,800)
Gain on sales of assets	(8,856)	(14,033)	(18,816)
Tax expense	743,393	(127,993)	409,956
Net finance expense	1,669,764	1,353,405	1,241,698
Share-based compensation	15,794	6,913	7,615
Provisions for legal proceedings	47,229	106,117	43,773
Impairment of goodwill and property, plant and equipment	28,264	30,250	19,846
Net realizable value inventory adjustments	13,957	(6,100)	13,164
DOJ (Department of Justice) and antitrust agreements	253,731	102,500	101,447
Fair value adjustment of biological assets	(158,600)	85,015	(36,107)
Leniency agreement			(103,346)
Gain from bargain purchase			(46,897)
Extemporaneous Litigation	61,016
Extemporaneous Reversal of Tax Credits	58,654
Total Adjustments	6,891,414	3,553,774	6,681,221
Changes in assets and liabilities:
Trade accounts receivable	(333,628)	624,752	(269,553)
Inventories	(377,443)	480,524	(458,223)
Recoverable taxes	45,351	137,678	(708,996)
Other current and non-current assets	(7,606)	(40,938)	151,246
Biological assets	(520,541)	(529,365)	(864,782)
Trade accounts payable and supply chain finance	344,542	(787,017)	253,184
Taxes paid in installments	(60,993)	(48,091)	(78,029)
Other current and non-current liabilities	62,362	249,454	(124,872)
DOJ and Antitrust agreements payment	(170,573)	(90,300)	(167,046)
Income taxes paid	(348,666)	(70,918)	(1,039,421)
Changes in operating assets and liabilities	(1,367,195)	(74,221)	(3,306,492)
Cash provided by operating activities	5,524,219	3,479,553	3,374,729
Interest paid	(1,486,820)	(1,288,172)	(930,882)
Interest received	192,150	187,393	136,697
Net cash flows provided by operating activities	4,229,549	2,378,774	2,580,544
Cash flows from investing activities
Purchases of property, plant and equipment	(1,480,298)	(1,502,137)	(2,172,596)
Purchases of intangible assets	(10,585)	(8,983)	(8,386)
Proceeds from sale of property, plant and equipment	47,216	71,980	48,765
Additional investments in equity-accounted investees			(2,066)
Acquisitions, net of cash acquired	(5,829)	(3,529)	(378,853)
Dividends received	10,672	12,593	2,669
Related party transactions	21,171	1,039	760
Others		20,625	(25,857)
Cash used in investing activities	(1,417,653)	(1,408,412)	(2,535,564)
Cash flows from financing activities
Proceeds from loans and financing	2,976,300	9,035,710	8,011,638
Payments of loans and financing	(2,990,311)	(7,091,698)	(7,473,186)
Derivative instruments received (settled)	(231,969)	(12,745)	(261,739)
Margin cash	20,099	(26,602)	109,732
Dividends paid	(759,301)	(447,979)	(872,802)
Dividends paid to non-controlling interest	(4,296)	(5,859)	(5,002)
Purchase of Diamond Pork treasury shares	(7,614)		(189,744)
Purchase of treasury shares			(719,393)
Sales of treasury shares			167,505
Payments of leasing contracts	(417,752)	(428,745)	(434,488)
Cash provided (used in) by financing activities	(1,414,844)	1,022,082	(1,667,479)
Effect of exchange rate changes on cash and cash equivalents	(352,896)	50,642	(15,419)
Net change in cash and cash equivalents	1,044,155	2,043,086	(1,637,918)
Cash and cash equivalents beginning of period	4,569,517	2,526,431	4,164,349
Cash and cash equivalents at the end of period	5,613,672	4,569,517	2,526,431
Non-cash additions to right of use assets and lease liabilities	504,963	483,698	483,201
Capitalized interest	31,695	68,164	(70,788)
Dividends Prescribed and payable	5	696
Interim dividends	379,637
Non-Cash additions to PP&E	12,529
Cancellation of treasury shares			$ (1,121,507)